RELATED PARTY TRANSACTIONS - Leasing transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Remaining lease obligation			$ 99,784
Ship Finance International Limited
Related Party Transaction [Line Items]
Charter hire payable (principal and interest)	$ 5,913	$ 29,660
Lease interest expense	3,552	10,069
Contingent rental income	2,555	13,145
Remaining lease obligation	$ 93,322	$ 259,117